Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases
6.	Leases

Lease arrangements, under which the Company acts as the lessor

Charter agreements:

During the six months ended June 30, 2026, the Company operated two vessels (M/T Eco West Coast and M/T Eco Malibu) under time charters with Clearlake Shipping Pte Ltd.

In addition, pursuant to the consummation of the Newbuilding MR SPA for the acquisition of the Newbuilding MR Tanker during the six-month period ended June 30, 2026, the Company has entered into a time charter party with Trafigura for seven years starting upon delivery from shipyard with a charterer’s option to extend for four additional years.

Future minimum time-charter receipts of the Company’s vessels in operation as of June 30, 2026, based on commitments relating to their non-cancellable time charter contracts as of June 30, 2026, are as follows:

Year ending December 31,	Time Charter receipts
2026 (remainder)	12,088
2027	21,950
2028	21,952
2029	21,892
2030 and thereafter	18,894
Total	96,776

Future minimum time-charter receipts of the Company’s vessel under construction as of June 30, 2026, are as follows

Year ending December 31,	Time Charter receipts
2026 (remainder)	-
2027	-
2028	-
2029	319
2030 and thereafter	45,919
Total	46,238

In arriving at the minimum future charter revenues the Company has assumed that no off-hire time is incurred, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.